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                              THE VANGUARD GROUP(R)


                     VANGUARD(R) SHORT-TERM CORPORATE FUND
                 VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND
                     VANGUARD(R) LONG-TERM CORPORATE FUND
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 27,2004

                    VANGUARD(R) VARIABLE INSURANCE FUND--
                         SHORT-TERM CORPORATE PORTFOLIO
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30,2004

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

FUNDS TO ADOPT NEW NAMES AND EXPANDED INVESTMENT MANDATES The board of trustees has decided to expand each fund's investment mandate to include noncorporate investment-grade fixed income securities. Effective on or about August 19, 2004, each fund will invest at least 80%of its assets in investment-grade fixed income securities. Although each fund is expected to maintain holdings in investment-grade corporate bonds and asset-backed securities, each may increase investments in mortgage-backed securities and U.S. government and agency bonds.

Each fund's name will be changed as follows to reflect the new investment mandates:

-----------------------------------------------------------------------------------------------------
           Current Name                                        New Name
-----------------------------------------------------------------------------------------------------
Vanguard(R) Short-Term Corporate Fund            Vanguard(R) Short-Term Investment-Grade Fund
Vanguard(R) Intermediate-Term Corporate Fund     Vanguard(R) Intermediate-Term Investment-Grade Fund
Vanguard(R) Long-Term Corporate Fund             Vanguard(R) Long-Term Investment-Grade Fund
Vanguard(R) Variable Insurance Fund--            Vanguard(R) Variable Insurance Fund--
 Short-Term Corporate Portfolio                   Short-Term Investment-Grade Portfolio

The expanded investment mandate will permit each fund's advisor to diversify fund holdings. The change will allow each fund to reduce its reliance on the new issuance market for corporate bonds and the limited secondary market for such bonds. Implementation of the new mandate could, over time, modestly increase each fund's overall credit quality and could slightly reduce each fund's yield. The maturity parameters of each fund are not expected to change.


(C)2004 The Vanguard Group,Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PSNNA 072004